Designated Accounting Hedges - Summary of Average Rate or Price of Hedging Instruments (Detail)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Cash flow hedges [member] | Foreign exchange risk [member] | Cross-currency interest rate swap [member] | EUR - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.44	1.42
Cash flow hedges [member] | Foreign exchange risk [member] | Cross-currency interest rate swap [member] | GBP - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.68	1.68
Cash flow hedges [member] | Foreign exchange risk [member] | Cross-currency interest rate swap [member] | AUD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.9	0.92
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Canadian currency [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.81%	2.72%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Denominated in U.S. dollars [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.86%	3.89%
Cash flow hedges [member] | Equity price risk [member] | Equity swaps [member]
Disclosure of detailed information about hedged items [line items]
Average share price	66.46	68.23
NIFO hedges [member] | Foreign exchange risk [member] | Foreign Currency Forward Contracts [member] | AUD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.89	0.88
NIFO hedges [member] | Foreign exchange risk [member] | Foreign Currency Forward Contracts [member] | HKD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.18	0.17
Fair value hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Canadian currency [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.41%	2.32%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross-currency interest rate swap [member] | USD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.34	1.28
Average fixed interest rate	3.86%	3.46%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross-currency interest rate swap [member] | EUR - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.46	1.48
Average fixed interest rate	0.38%	1.76%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross-currency interest rate swap [member] | CHF – CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.38	1.39
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | Euro Member Countries, Euro
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.82%	0.01%
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | United Kingdom, Pounds
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.84%	1.02%
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | Switzerland, Francs
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.23%	(0.14%)